Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) earnings	$ (23,084)	$ 36,282
Adjustments for the following items:
Depletion	75,554	65,108
Non-cash cost of sales from prepaid gold interests and other	16,919	15,972
Amortization	346	369
Impairment charges and expected credit losses	148,034	36,830
Loss on disposal of mineral interests	0	1,000
Increase in fair value of investments and prepaid gold interests	(12,775)	(1,467)
Stock-based compensation expense	422	3,406
Income tax expense	10,314	107
Finance charges and other costs, net	4,991	4,346
Operating cash flow before working capital and taxes	220,721	161,953
Income taxes paid, net	(6,992)	(6,083)
Change in working capital	(226)	(1,732)
Operating cash flow	213,503	154,138
Investing activities
Acquisition of mineral interests	(57,489)	(190,895)
Proceeds on disposal of mineral interests	366	1,700
Proceeds on sale of investments	3,083	0
Acquisition of loans	(14,639)	(21,043)
Acquisition of prepaid gold interests, investments and other	(13,281)	(2,741)
Net cash used in investing activities	(81,960)	(212,979)
Financing activities
Proceeds from issuance of debt	63,000	130,000
Repayments of debt	(120,000)	(73,000)
Proceeds from exercise of stock options and warrants	1,758	16,837
Normal course issuer bid ("NCIB") purchase of common shares	(8,917)	(20,713)
Dividends paid	(43,279)	(41,311)
Repayments and interest on lease obligation	(431)	(436)
Payments of interest and other	(4,731)	(6,254)
Net cash (used in) from financing activities	(112,600)	5,123
Effect of exchange rate changes on cash and cash equivalents	(77)	(1)
Increase (decrease) in cash and cash equivalents during the year	18,866	(53,719)
Cash and cash equivalents at beginning of the year	17,379	71,098
Cash and cash equivalents at end of the year	$ 36,245	$ 17,379